UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.) :      [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           GuideStone Capital Management
Address:        2401 Cedar Springs Rd
                Dallas, TX 75201

Form 13F File Number:          28-10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Rodric E. Cummins
Title:          Senior Vice President
Phone:          214.720.4752

Signature, Place, and Date of Signing:

/s/ Rodric E. Cummins              Dallas, TX                    4-9-09
-----------------------------  -----------------------        ------------
         [Signature]              [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


   FORM 13F
   FILE NUMBER     NAME
   28-10120        AQR Capital Management, LLC
   28-03570        AXA (on behalf of Alliance Capital Management, L.P.)
   28-05508        Aronson + Johnson + Ortiz, LP
   28-1006         Barrow, Hanley, Mewhinney & Strauss, Inc.
   28-12019        BlackRock, Inc. (on behalf of BlackRock Financial Management)
   28-12019        BlackRock, Inc. (on behalf of BlackRock Institutional)
   28-10449        Columbus Circle Investors
   28-10957        Genesis Asset Managers, LLP
   28-04981        Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset
                   Management L.P.)
   28-10469        Lazard Asset Management LLC
   28-398          Loomis, Sayles & Company, L.P.
   28-413          Lord, Abbett & Co LLC
   28-06748        Marsico Capital Management, LLC
   28-04968        Massachusetts Financial Services Co (MFS Institutional
                   Advisors, Inc.)
   28-03719        McKinley Capital Management, Inc.
   28-11450        Mondrian Investment Partners LTD
   28-290          Northern Trust Corporation (on behalf of Northern Trust
                   Investments, N.A.)
   28-2701         Allianz Global Investors of America L.P. (on behalf of PIMCO)
   28-04643        Payden & Rygel
   28-10372        Philadelphia International Advisors, LP
   28-05014        Rainier Investment Management Inc.
   28-04760        RREEF America LLC
   28-05734        Sands Capital Management, LLC
   28-11092        TimesSquare Capital Management, LLC
   28-02494        The TCW Group, Inc. (on behalf of TCW Investment Management
                   Company)
   28-02682        UBS Global Asset Management (Americas) Inc.
   28-1700         Legg Mason, Inc. (on behalf of Western Asset Management Co.)
   28-1700         Legg Mason, Inc. (on behalf of Western Asset Limited)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0


Form 13F Information Table Entry Total:     3


Form 13F Information Table Value Total:     20,522

                                         (thousands)

List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                     Form 13F Information Table

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 Column 1             Column 2        Column 3         Column 4      Column 5     Column 6       Column 7               Column 8
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NAME OF ISSUER          CLASS           CUSIP            VALUE        SH/PRN     INVESTMENT        OTHER            VOTING AUTHORITY
                                                                      AMOUNT     DISCRETION      MANAGERS           SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR          BARCLAYS TIPS BD  464287176           7,167        70 SH        SOLE             0               70
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR          BARCLAYS TIPS BD  464287176          12,406       121 SH        SOLE             0              121
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR          RUSL 2000 GROW    464287648             949        21 SH        SOLE             0               21
------------------------------------------------------------------------------------------------------------------------------------